Note 11 - Share Capital - Basic and Diluted Income (Loss) Per Share (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Statement Line Items [Line Items]
Income (loss) for the period	$ 100,355,240	$ (11,087,643)
Weighted average shares outstanding, basic (in shares)	149,407,112	146,046,711
Basic income (loss) per share (in CAD per share)	$ 0.67	$ (0.08)
Stock options (in shares)	3,102,078
Weighted averag shares outstanding, diluted (in shares)	152,509,190	146,046,711
Diluted income (loss) per share (in CAD per share)	$ 0.66	$ (0.08)